Deferred income tax - Deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Income Tax
Deferred tax liabilities, Opening balance	¥ 26,605	¥ 18,632
Recognized in the profit or loss	(23,049)	7,973
Deferred tax liabilities, Closing balance	3,556	26,605
Intangible assets acquired through business combination
Deferred Income Tax
Deferred tax liabilities, Opening balance	2,079	5,196
Recognized in the profit or loss	(2,079)	(3,117)
Deferred tax liabilities, Closing balance		2,079
Others
Deferred Income Tax
Deferred tax liabilities, Opening balance	24,526	13,436
Recognized in the profit or loss	(20,970)	11,090
Deferred tax liabilities, Closing balance	¥ 3,556	¥ 24,526